Debt Instruments	12 Months Ended
Jun. 29, 2013
Debt Instruments
Debt Instruments
The composition of the company's long-term debt, which includes capital lease obligations, is summarized in the following table:

In millions	Maturity Date	2013	2012
Senior debt
10% zero coupon notes ($19 million face value)	2014	$18	$16
10% - 14.25% zero coupon notes ($105 million face value)	2015	93	82
2.75% notes	2016	400	400
4.1% notes	2021	278	278
6.125% notes	2033	152	152
Total senior debt		941	928
Obligations under capital lease		—	2
Other debt		11	15
Total debt		952	945
Unamortized discounts		(1)	(1)
Total long-term debt		951	944
Less current portion		(19)	(5)
		$932	$939

In May 2012, the company issued $650 million in senior notes through a private placement. The offering consisted of $232 million of 3.60% senior notes due May 15, 2019, $120 million of 3.81% senior notes due May 15, 2020, $124 million of 4.03% senior notes due May 15, 2021 and $174 million of 4.20% senior notes due May 15, 2022. The proceeds were used to payoff existing indebtedness and for general purposes. As part of the spin-off, the company satisfied its obligations under these notes by effectively transferring the $650 million of indebtedness as part of the spin-off.
In April 2012, the company completed a tender offer for up to $470 million of combined aggregate principal amount of three series of its outstanding debt securities: 6.125% Notes due Nov. 2032, 4.10% Notes due 2020 and 2.75% Notes due 2015. Upon the expiration of the tender, the company accepted for purchase $348.4 million of 6.125% Notes and $121.6 million of the 4.10% Notes and recognized $26 million of charges associated with the early extinguishment of this debt.
In April 2012, the company redeemed all of its 3.875% Notes due 2013, of which the aggregate principal amount outstanding was $500 million. A charge of $13 million was incurred related to the early extinguishment of this debt.
Payments required on long-term debt during the years ending 2014 through 2018 are $19 million, $93 million, $400 million, nil and nil, respectively. The company made cash interest payments of $35 million, $73 million and $99 million in 2013, 2012 and 2011, respectively.
The company had a $1.2 billion revolving credit facility that matured on the date on which the spin-off was consummated. It was replaced by a $750 million revolving credit facility that matures in June 2017. The credit facility has an annual fee of 0.15% of the facility size as of June 29, 2013. Pricing under this facility is based on the company's current credit rating. As of June 29, 2013, the company did not have any borrowings outstanding under the credit facility. This agreement supports commercial paper borrowings and other financial instruments. The company had $57 million of letters of credit under this facility outstanding as of June 29, 2013. The company's credit facility and debt agreements contain customary representations, warranties and events of default, as well as, affirmative, negative and financial covenants with which the company is in compliance. One financial covenant includes a requirement to maintain an interest coverage ratio of not less than 2.0 to 1.0. The interest coverage ratio is based on the ratio of EBIT to consolidated net interest expense with consolidated EBIT equal to net income plus interest expense, income tax expense, and extraordinary or non-recurring non-cash charges and gains. For the 12 months ended June 29, 2013, the company's interest coverage ratio was 9.0 to 1.0.
The financial covenants also include a requirement to maintain a leverage ratio of not more than 3.5 to 1.0. The leverage ratio is based on the ratio of consolidated total indebtedness to an adjusted consolidated EBITDA. For the 12 months ended June 29, 2013, the leverage ratio was 2.1 to 1.0.
Selected data on the company's short-term obligations follow:

In millions	2012	2011
Maximum month-end borrowings	$335	$503
Average borrowings during the year	97	242
Year-end borrowings	—	198
Weighted average interest rate during the year	0.34%	0.31%
Weighted average interest rate at year-end	—%	0.30%

There were no short-term borrowings during 2013.